INCOME TAX - Deferred tax assets and liabilities (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, Gross	$ 861,702	$ 246,598
Deferred tax liability, Gross	(3,181,974)	(2,871,309)
Net	(2,320,272)	(2,624,711)	$ (1,819,604)	$ (1,557,420)
Deferred tax assets, offset	(3,304,458)	(2,173,626)
Deferred tax liabilities, offset	3,304,458	2,173,626
Deferred tax assets, net	861,702	246,598
Deferred tax liability, net	(3,181,974)	(2,871,309)
Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, Gross	4,166,160	2,420,224
Net	4,166,160	2,420,224	1,863,249	1,520,787
Deferred tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability, Gross	(6,486,432)	(5,044,935)
Net	$ (6,486,432)	$ (5,044,935)	$ (3,682,853)	$ (3,078,207)